File Nos. 2-98772
811-04347
AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
ON SEPTEMBER 29, 2009

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 138	☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 173	☑
GMO TRUST
(Exact Name of Registrant as Specified in Charter)
40 Rowes Wharf, Boston, Massachusetts 02110
(Address of principal executive offices)
617-330-7500
(Registrant’s telephone number, including area code)
with a copy to:

J.B. Kittredge, Esq.	Thomas R. Hiller, Esq.
GMO Trust	Ropes & Gray LLP
40 Rowes Wharf	One International Place
Boston, Massachusetts 02110	Boston, Massachusetts 02110
(Name and address of agents for service)
It is proposed that this filing will become effective:
☐	Immediately upon filing pursuant to paragraph (b), or

☐	60 days after filing pursuant to paragraph (a)(1), or

☑	On October 30, 2009, pursuant to paragraph (b), or

☐	75 days after filing pursuant to paragraph (a)(2), of Rule 485.
If appropriate, check the following box:
☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
NOTE: This Post-Effective Amendment No. 138 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”), solely to designate October 30, 2009 as the new effective date for Post-Effective Amendment No. 137 filed pursuant to Rule 485(a) under the Securities Act on July 17, 2009. Post-Effective Amendment No. 137 was initially scheduled to become effective on September 30, 2009. This Post-Effective Amendment No. 138 is not intended to amend or supersede any information contained in Post-Effective Amendment No. 137.

This filing relates solely to GMO Flexible Equities Fund, GMO Short-Duration Collateral Fund, GMO Taiwan Fund, and GMO World Opportunity Overlay Fund. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Registrant.

GMO TRUST
Part A. INFORMATION REQUIRED IN A PROSPECTUS
Part A is incorporated by reference to Part A of Post-Effective Amendment No. 137 to the Registration Statement on Form N-1A of GMO Trust (the “Registrant”) under the Securities Act of 1933, as amended, and Amendment No. 172 to the Registrant’s Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the “SEC”) on July 17, 2009 (“Amendment No. 137/172”).
Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Part B is incorporated by reference to Part B of Amendment No. 137/172 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 17, 2009.
Part C. OTHER INFORMATION
Part C is incorporated by reference to Part C of Amendment No. 137/172 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 17, 2009.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940 (the “1940 Act”), each as amended, the Registrant, GMO Trust, certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 138 under the Securities Act and Amendment No. 173 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 29th day of September, 2009.

GMO Trust
By:	/s/ J.B. KITTREDGE
J.B. Kittredge
Title:	President; Chief Executive Officer; Principal Executive Officer

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 138 to GMO Trust’s Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ J.B. KITTREDGE J.B. Kittredge	President; Chief Executive Officer; Principal Executive Officer	September 29, 2009

/s/ SHEPPARD N. BURNETT Sheppard N. Burnett	Treasurer; Chief Financial Officer; Principal Financial and Accounting Officer	September 29, 2009

DONALD W. GLAZER* Donald W. Glazer	Trustee	September 29, 2009

W. NICHOLAS THORNDIKE* W. Nicholas Thorndike	Trustee	September 29, 2009

PETER TUFANO* Peter Tufano	Trustee	September 29, 2009

* By: /s/ JASON HARRISON
Jason Harrison Attorney-in-Fact**

**	Pursuant to Powers of Attorney for each of Donald W. Glazer, W. Nicholas Thorndike, and Peter Tufano filed herewith as Exhibit 1.
GMO TRUST SEPTEMBER 2009 485BXT FILING

EXHIBIT INDEX
GMO TRUST

Exhibit No.	Title of Exhibit
1	Powers of Attorney for Donald W. Glazer, W. Nicholas Thorndike, and Peter Tufano